Other Income (Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 1,888	¥ (3)	¥ 423
Net realized gains (losses) on dispositions of marketable securities and other investments	1,802	792	1,009
Other-than-temporary impairment loss on marketable securities and other investments	(3,055)	(10,928)	(4,030)
Foreign exchange gains (losses), net	4,409	(913)	(1,034)
Rental revenue received	1,270	2,378	1,765
Dividends income	3,999	5,649	4,362
Penalties and compensation for damages	1,840	2,173	1,419
Bad debt expenses	(35)	(2,454)	(5)
Other, net	1,263	(333)	(13)
Total	¥ 13,381	¥ (3,639)	¥ 3,896